Consolidated Supplementary Insurance Information (Balance Sheet Items) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	$ 6,286	$ 6,293	$ 6,390
Future Policy Benefits and Other Policy-Related Balances	39,601	36,417
Policyholder account balances	37,783	37,526
Unearned Premiums	19	20
Unearned Revenue	469	531
Annuities
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	5,047	4,878
Future Policy Benefits and Other Policy-Related Balances	8,347	7,724
Policyholder account balances	25,934	25,431
Unearned Premiums	0	0
Unearned Revenue	96	89
Life
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	1,106	1,261
Future Policy Benefits and Other Policy-Related Balances	5,200	4,951
Policyholder account balances	3,342	3,588
Unearned Premiums	14	14
Unearned Revenue	278	363
Run-off
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	5	6
Future Policy Benefits and Other Policy-Related Balances	18,521	16,313
Policyholder account balances	8,506	8,506
Unearned Premiums	0	0
Unearned Revenue	95	79
Corporate & Other
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	128	148
Future Policy Benefits and Other Policy-Related Balances	7,533	7,429
Policyholder account balances	1	1
Unearned Premiums	5	6
Unearned Revenue	$ 0	$ 0